UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ] ;  Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
[ x  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Wilshire Securities Management, Inc.
Address:	600 South Lake Avenue
Pasadena, CA  91106

Form 13F File Number:   28-983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald F. Winters
Title:	President

Signature, Place, and Date of Signing:

/S/ Gerald F. Winters


By: Gerald F. Winters
Pasadena, California
May 14, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:   $47,316,881


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






                     FORM 13F FOR PERIOD ENDING 03/31/1999
FORM 13F













Reporting Manager:  First Wilshire Securities Management, Inc.









Ending March 31,1999











Item #1
Item #2
Item #3
Item #4
Item #5

Item #6

Item #7

Item #8







Investment



Voting







Discretion



Authority






(a)
(b)
(c)

(a)
(b)
(c)
Name Of Issuer
Title
CUSIP
Fair Market
Shares or
Sole
Shared
as
Shared
Managers
Sole
Shared
None

of
Class
Number
Value
Principal

Defined
Other








Amount

Instr.
V.





1st South Africa Corp
cmn
G34874100
$1,115,078
509,750

X

1,2


X
ACLN Ltd
cmn
M01764105
$1,863,000
248,400

X

1,2


X



$196,500
26,200
X


1
X


American Safety Razor
cmn
29362100
$276,113
19,900

X

1


X



$120,713
8,700
X


1
X


American Vanguard Corp
cmn
30371108
$371,475
76,200

X

1,2


X
Automobile Protection
Corp
cmn
52905106
$504,000
63,000

X

1,2


X



$40,000
5,000
X


1
X


Central Sprinkler Corp
cmn
155184104
$201,750
26,900
X


1
X





$2,252,925
158,100

X

1,2


X
Children Comp.Services
cmn
16875K202
$34,313
6,100
X


1
X





$980,438
174,300

X

1,2


X
Decorator Ind Inc.
cmn
243631207
$101,250
16,875
X


1
X





$337,554
56,259

X

1,2
X

X
Daktronics Inc.
cmn
234264109
$31,500
3,000
X


1
X





$1,689,450
160,900

X

1,2


X
Disc Graphics Inc.
cmn
254590102
$609,781
123,500

X

1,2


X
Diversified Corp Res
Inc
cmn
255153108
$907,156
159,500

X

1,2


X
DMIF Furniture Inc.
cmn
233230101
$682,437
179,000

X

1


X
Educational Development
Inc
cmn
281479105
$125,000
50,000
X


1
X


First Amer.Health
Concepts
cmn
31852M105
$164,500
47,000
X


1
X





$80,500
23,000

X

1


X
Genessee & Wyd Inc.
cmn
371559105
$42,750
4,000
X


1
X





$69,469
6,500

X

1


X
Green Mountain Coffee
Inc.
cmn
393122106
$87,338
13,700
X


1
X





$556,538
87,300

X

1,2


X
Hamni Bank
cmn
410493100
$396,880
26,240

X

1,2


X
Healthcare Services
Group
cmn
421906108
$251,513
26,475
X


1
X





$2,547,663
268,175

X

1,2


X
Herbal Life A
classA
426908208
$160,063
13,000

X

1,2


X
Herbal Life B
classB
426908307
$592,500
63,200
X


1
X





$1,698,750
181,200

X

1,2


X
Desc TrIII exch in
HERBB
cmn
243665205
$106,250
10,000

X

1,2


X
Healthcare REIT
cmn
42217K106
$107,500
5,000
X


1
X


Interstate National
Dealers
cmn
46102P104
$4,409,156
578,250

X

1,2


X



$6,798,506
48,700
X


1
X


Konover Property Trust
cmn
50047R100
$61,156
10,300
X


1
X





$541,500
91,200

X

1,2


X
Managed Care Sollutions
cmn
561906108
$54,675
16,200
X


1
X





$643,275
192,600

X

1,2


X
Media Arts Group Inc.
cmn
58439C102
$256,500
28,500

X

1,2


X



$72,900
8,100
X


1
X


Mercury Air Group
cmn
589354208
$188,087
30,708

X

1


X
Mobile Mini Inc.
cmn
60740F105
$296,125
23,000
X


1
X

X
Meridian Medical Tech
Inc.
cmn
589658103
$85,369
15,700
X


1
X





$1,147,584
211,050

X

1


X
Mining Services Int
Inc.
cmn
603665209
$98,000
19,600

X

1


X




































Natural Alternatives
Inc.
cmn
638842302
$508,463
104,300

X

1,2


X



$138,938
28,500
X


1
X


Nature Sunshine
Products
cmn
639027101
$270,600
24,600
X


1
X





$881,628
80,148

X

1,2


X
Nutrition Management
Svcs
cmn
67061Y100
$33,688
38,500
X


1
X


Ocean Bio-Chem Inc.
cmn
674631106
$21,130
19,887
X


1
X





$222,942
209,828

X

1,2


X
Pancho's Mexican Buffet
cmn
698304102
$31,910
11,099
X


1
X





$52,118
18,128

X

1


X
Pennsylvania REIT
cmn
709103107
$56,063
3,000
X


1
X


Polymer Reseach
cmn
731785101
$50,578
25,289
X


1
X





$354,290
177,145

X

1,2


X
Q.P.E.C. Co Inc.
cmn
74727K102
$720,688
88,700

X

1,2


X
Refac Technology Dev.
cmn
758655104
$28,125
5,000
X


1
X





$689,063
122,500

X

1,2


X
Research Engineers Inc
cmn
760961102
$335,000
40,000
X


1
X


Reliv Intl Inc.
cmn
75952R100
$140,200
70,100
X


1
X


RTI Intl Metals Inc
cmn
74961H203
$98,000
9,800

X

1


X



$20,000
2,000
X


1
X


Rural Metro Corp
cmn
781748108
$52,388
6,600
X


1
X





$2,010,569
253,300

X

1,2


X
Shopsmith Inc.
cmn
825098106
$26,563
34,000
X


1
X





$55,547
71,100

X

1


X
Spectrum Control Inc.
cmn
847615101
$119,343
28,500

X

1


X
Twinlab Corp
cmn
901774109
$75,000
8,000
X


1,2
X





$567,188
60,500

X

1,2


X
Tivoli Inds. Inc.
cmn
888711108
$12,188
5,000
X


1
X





$77,471
31,783

X

1


X
Three Five Systems Inc.
cmn
88554L108
$172,500
20,000
X


1
X


Unicomp Inc.
cmn
90465L409
$80,925
16,600

X

1,2


X
Video Display Corp
cmn
926555103
$95,000
20,000
X


1
X

X



$557,175
117,300

X

1,2


X
Warrentech Corp.
cmn
934648304
$397,481
124,700
X


1
X





$2,464,703
773,240

X

1,2


X
Worthington Foods
cmn
981809106
$265,038
23,300
X


1
X





$1,252,638
110,122

X

1,2


X
Wyant Corp
cmn
982855108
$93,027
23,300
X


1
X





$333,233
136,711

X

1,2


X
Aggregate Total














$47,316,881